UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/04

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert LaPre'
Title:	Treasurer
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	Robert LaPre'             Springfield, MA            05/06/04


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	54

Form 13F Information Table Value Total:	$587923
					(thousands)


List of Other Included Managers:


"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALBERTSONS INC                 COM              013104104     2785 125738.00SH       SOLE                125738.00
ALTERNATIVE TECH RES           COM              02145H104        2 30000.00 SH       SOLE                 30000.00
AMERICAN INT'L GROUP           COM              026874107    30562 428341.00SH       SOLE                428341.00
AT&T CORP.                     COM              001957505      614 31399.00 SH       SOLE                 31399.00
AT&T WIRELESS                  COM              00209A106      311 22836.00 SH       SOLE                 22836.00
AVERY DENNISON CORP            COM              053611109      232  3726.00 SH       SOLE                  3726.00
BANK NEW YORK INC              COM              064057102     3279 104099.00SH       SOLE                104099.00
BAXTER INTERNATIONAL INC       COM              071813109    15379 497850.00SH       SOLE                497850.00
BELLSOUTH                      COM              079860102      240  8674.00 SH       SOLE                  8674.00
BRISTOL MYERS SQUIBB           COM              110122108      299 12325.00 SH       SOLE                 12325.00
CAPITAL AUTOMOTIVE             COM              139733109      241  6824.00 SH       SOLE                  6824.00
CARDINAL HEALTHCARE            COM              14149Y108    31256 453647.00SH       SOLE                453647.00
CARNIVAL CORP.                 COM              143658300     6289 140036.00SH       SOLE                140036.00
CHEVRONTEXACO CORP             COM              166764100    20024 228117.00SH       SOLE                228117.00
CHITTENDEN CORP.               COM              170228100      680 20615.00 SH       SOLE                 20615.00
CINTAS CORP COM                COM              172908105    14842 341275.00SH       SOLE                341275.00
CITIGROUP, INC.                COM              172967101    23083 446482.69SH       SOLE                446482.69
COCA COLA CO COM               COM              191216100      356  7080.00 SH       SOLE                  7080.00
COMCAST CL A                   COM              20030N101     1619 56276.75 SH       SOLE                 56276.75
COMPUTER SCIENCES              COM              205363104     5292 131216.00SH       SOLE                131216.00
DUKE ENERGY CORP.              COM              264399106    23578 1043253.00SH      SOLE               1043253.00
DUPONT                         COM              263534109    16239 384622.00SH       SOLE                384622.00
EXXONMOBIL CORP                COM              30231G102    21673 521119.00SH       SOLE                521119.00
FANNIE MAE                     COM              313586109    25038 336757.00SH       SOLE                336757.00
GANNETT INC                    COM              364730101    16157 183315.00SH       SOLE                183315.00
GENERAL ELECTRIC               COM              369604103    25300 828973.00SH       SOLE                828973.00
GILLETTE CO COM                COM              375766102      215  5500.00 SH       SOLE                  5500.00
INTEL CORP                     COM              458140100    35682 1311840.00SH      SOLE               1311840.00
INTERNATL BUS MACH             COM              459200101    21398 232989.00SH       SOLE                232989.00
KIMBERLY-CLARK CORP.           COM              494368103    30094 476933.00SH       SOLE                476933.00
LOWES COS INC COM              COM              548661107      257  4582.00 SH       SOLE                  4582.00
MARRIOTT INTL CL A             COM              571903202    17531 412001.00SH       SOLE                412001.00
MCCORMICK CO.                  COM              579780206     9106 271657.00SH       SOLE                271657.00
MERCK & CO., INC               COM              589331107      265  6006.00 SH       SOLE                  6006.00
MICROSOFT CORP COM             COM              594918104    29743 1193073.00SH      SOLE               1193073.00
MINNESOTA MNG & MFG            COM              88579Y101      304  3716.00 SH       SOLE                  3716.00
PEPSICO INC COM                COM              713448108    22883 424942.00SH       SOLE                424942.00
PFIZER, INC                    COM              717081103    27196 775927.00SH       SOLE                775927.00
PITNEY BOWES                   COM              724479100     7555 177314.00SH       SOLE                177314.00
PROCTER & GAMBLE CO COM        COM              742718109      226  2153.00 SH       SOLE                  2153.00
SCHERING PLOUGH                COM              806605101     2712 167174.00SH       SOLE                167174.00
SOUTHWEST AIRLINES             COM              844741108    14203 999478.00SH       SOLE                999478.00
SPDR TR UNIT SER 1             COM              78462F103     5282 46702.00 SH       SOLE                 46702.00
STAPLES INC COM                COM              855030102      285 11240.00 SH       SOLE                 11240.00
SUMMUS INC. (SUMU)             COM              866366107        2 20000.00 SH       SOLE                 20000.00
TARGET CORP COM                COM              87612E106    14888 330559.00SH       SOLE                330559.00
TCF FINANCIAL CORP.            COM              872275102    12448 243750.00SH       SOLE                243750.00
UNITED PARCEL SVC CL B         COM              911312106    14238 203867.00SH       SOLE                203867.00
VERIZON COMMUNICATIONS         COM              92343V104      281  7682.00 SH       SOLE                  7682.00
WAL-MART STORES INC            COM              931142103      216  3614.00 SH       SOLE                  3614.00
WELLS FARGO & CO               COM              949746101    17419 307373.00SH       SOLE                307373.00
WW WRIGLEY                     COM              982526105    17746 300165.00SH       SOLE                300165.00
WYETH                          COM              983024100      358  9537.00 SH       SOLE                  9537.00


TENNESSEE VALLEY AUTHORITY STR                  88059ebf0       20 20000.00 SH       SOLE                 20000.00